                                    SEMI-ANNUAL REPORT
                                 ---------------------
                                     February 28, 1997



                    NEUBERGER&BERMAN
                    EQUITY TRUST-Registered Trademark-


            Neuberger&Berman
                    NYCDC SOCIALLY RESPONSIVE TRUST

TABLE OF CONTENTS

    THE FUND

    CHAIRMAN'S LETTER             4

    PORTFOLIO COMMENTARY          5

    FINANCIAL STATEMENTS          7

    FINANCIAL HIGHLIGHTS         13
      PER SHARE DATA

    THE PORTFOLIO

    SCHEDULE OF
    INVESTMENTS                  15
      TOP TEN EQUITY
      HOLDINGS

    FINANCIAL STATEMENTS         18

    FINANCIAL HIGHLIGHTS         24

    DIRECTORY                    25

    OFFICERS AND
    TRUSTEES                     26

CHAIRMAN'S LETTER                                                 April 11, 1997

Dear Fellow Shareholder:
  During the six months ended February 28, 1997, we witnessed one of the most explosive rallies in stock market history with the Dow Jones Industrial Average and Standard & Poor's 500 Index gaining 23.82% and 22.60%, respectively. High multiple blue chip stocks (particularly branded consumer goods companies), continued to lead the market parade. Not left out of the rally were technology, financial services, and health care stocks, which rebounded as well, helping our funds achieve solid gains.
  With the Dow and S&P "500" near record levels and equities valuations well above historic norms, we are comforted by our conviction that our portfolios are comprised of high quality companies trading at reasonable fundamental valuations relative to the market and their long term growth prospects. We have a talented and experienced group of analysts and portfolio managers who, in keeping with our firm's heritage, focus primarily on value.
  If the economy continues to provide low inflation, relatively low interest rates and reasonable corporate earnings, stocks can continue to progress. We believe well managed, financially sound companies in out-of-favor industries will participate more fully in a market advance. We have faith investors will ultimately see the folly in chasing a relative handful of blue-chip growth stocks simply because they are going up in price. Sooner or later, money will gravitate to equally high-quality companies selling at much more reasonable fundamental valuations.
  Whatever the market holds in store for us over the next six months and beyond, we will continue to do what we have always done -- focus on quality and value -- the two most important ingredients in the recipe for long term investment success.

Sincerely,
/s/ Stanley Egener

Stanley Egener
Chairman of the Board
Neuberger&Berman Equity Trusts

PORTFOLIO COMMENTARY
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

   PORTFOLIO MANAGER JANET PRINDLE BELIEVES DOING GOOD IS GOOD BUSINESS AND HAS THE POTENTIAL TO PRODUCE SOLID INVESTMENT RESULTS. SHE FOCUSES ON COMPANIES THAT ARE AGENTS OF FAVORABLE CHANGE IN WORKPLACE POLICIES (PARTICULARLY FOR WOMEN AND MINORITIES); THOSE THAT ARE GOOD CORPORATE CITIZENS; AND THOSE THAT ARE RESPONSIVE TO ENVIRONMENTAL ISSUES. BUT, SOCIAL RESPONSIBILITY ALONE DOES NOT QUALIFY A COMPANY AS A GOOD
   INVESTMENT.   TRUE   TO   NEUBERGER&BERMAN'S   VALUE-ORIENTED   INVESTMENT
   PHILOSOPHY,  SHE  FIRST  DETERMINES  WHETHER  PORTFOLIO  CANDIDATES   MEET
   FUNDAMENTAL VALUES. HER AIM IS SIMPLE AND STRAIGHTFORWARD -- TO SERVE BOTH SOCIETY AND HER SHAREHOLDERS.
  For the six months ended February 28, 1997, the fund returned 15.96% compared to the Standard & Poor's 500 Index's 22.60% gain.
  During the first half of fiscal 1997, our investments in the banking, insurance, technology, and specialty chemical industries worked quite well. We believe our portfolio holdings in these groups continue to represent solid fundamental values. Investments in the telecommunications and energy sectors did not perform up to our expectations. Pending further clarification of competitive issues in the telecommunications industry, we have pared our holdings. Despite this year's decline in oil and natural gas prices, we believe selected energy stocks have excellent earnings and appreciation potential.
  In our opinion, banks and insurance companies are no longer as interest rate sensitive as many investors perceive. We don't believe the bank stocks in our portfolio need lower interest rates to improve earnings and cash flows. Banks like CITICORP, National City, Mercantile, and CoreStates have the capacity to post the kind of fundamental progress that can change investors' perceptions. In addition, we think that, even with the good gains of the last six months, insurance companies like Chubb, Equitable and ReliaStar remain good values relative to their peer group and the broad market. Our social screens revealed that these companies have positive aspects about them as well. ReliaStar has a goal of donating 2% of pre-tax earnings to charity. CoreStates has

----------------------------------------------------------------------
          NYCDC Socially Responsive Trust (Cont'd)
excellent work-family programs, including on-site childcare. And Chubb has a superb diversity record, with females representing 50% of officials and managers.
  Despite poor relative performance over the last few months, we remain fully committed to energy stocks like Louisiana Land & Exploration, Noble Affiliates, and Tidewater. The decline in oil prices did not surprise us. In fact, we thought that oil's $24 per barrel price was unsustainable. We are not in the price collapse camp either, believing the supply projections for non-OPEC producers are dramatically over-estimated. If oil and natural gas prices stabilize around current levels, earnings from the group could trend higher. This appears to be a classic case of the stock market overreacting to a little bad news.
  We are currently seeking to take advantage of the sell-off of some high-quality companies in the retail industry. Wal-Mart Stores which has been a truly great company from the growth perspective, drifted down into the value range as earnings momentum investors abandoned the stock due to lower annual earnings growth projections. We were delighted to put it in our shopping basket at what we see as a bargain price. We are also proud to own stock in a firm that has been applauded for its employee relations and workplace policies and which offers cash profit sharing at virtually all levels, including part-time personnel.
  We enjoy the challenge of earning good returns from investments in companies that are responsive to society and their employees' needs. By so doing, we hope to reward our collective consciences and our shareholders.

The composition, industries and holdings of the portfolio are subject to change. NYCDC Socially Responsive Trust's portfolio is invested in a wide array of stocks, and no single holding makes up more than a small fraction of the portfolio's total assets.

Please remember that past performance is not indicative of future results.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                     February 28,
                                                         1997
(000'S OMITTED EXCEPT PER SHARE AMOUNT)              (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Portfolio, at value (Note A)    $     154,855
      Receivable for Trust shares sold                        156
      Deferred organization costs (Note A)                     19
      Receivable from administrator -- net (Note
        B)                                                      8
                                                    --------------
                                                          155,038
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                        59
      Accrued expenses                                         53
                                                    --------------
                                                              112
                                                    --------------
NET ASSETS at value                                 $     154,926
                                                    --------------

NET ASSETS consist of:
      Par value                                     $          10
      Paid-in capital in excess of par value              115,553
      Accumulated undistributed net investment
        income                                                273
      Accumulated net realized gains on investment          1,275
      Net unrealized appreciation in value of
        investment                                         37,815
                                                    --------------
NET ASSETS at value                                 $     154,926
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                        10,099
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $15.34
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                      For the
                                                     Six Months
                                                       Ended
                                                    February 28,
                                                        1997
(000'S OMITTED)                                     (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)       $     1,250
                                                    ------------
    Expenses:
      Administration fee (Note B)                            35
      Shareholder reports                                    28
      Legal fees                                             11
      Shareholder servicing agent fees                        9
      Custodian fees                                          5
      Amortization of deferred organization and
        initial offering expenses (Note A)                    5
      Registration and filing fees                            5
      Auditing fees                                           3
      Trustees' fees and expenses                             3
      Miscellaneous                                           1
      Expenses from Portfolio (Notes A & B)                 445
                                                    ------------
        Total expenses                                      550
      Deduct -- expenses reimbursed by
        administrator (Note B)                             (128)
                                                    ------------
        Total net expenses                                  422
                                                    ------------
        Net investment income                               828
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  PORTFOLIO (NOTE A)
    Net realized gain on investment securities            3,086
    Change in net unrealized appreciation of
      investment securities                              16,551
                                                    ------------
        Net gain on investments from Portfolio
          (Note A)                                       19,637
                                                    ------------
        Net increase in net assets resulting from
          operations                                $    20,465
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                             For the
                                           Six Months        For the
                                              Ended           Year
                                          February 28,        Ended
                                              1997         August 31,
(000'S OMITTED)                            (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $        828    $      1,173
    Net realized gain on investments
      from Portfolio (Note A)                    3,086          10,311
    Change in net unrealized
      appreciation of investments from
      Portfolio (Note A)                        16,551           8,073
                                          -----------------------------
    Net increase in net assets resulting
      from operations                           20,465          19,557
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (1,442)           (895)
    Net realized gain on investments           (10,729)         (2,312)
                                          -----------------------------
    Total distributions to shareholders        (12,171)         (3,207)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                   20,202          32,430
    Proceeds from reinvestment of
      dividends and distributions               12,171           3,206
    Payments for shares redeemed               (11,377)        (14,893)
                                          -----------------------------
    Net increase from Trust share
      transactions                              20,996          20,743
                                          -----------------------------
NET INCREASE IN NET ASSETS                      29,290          37,093
NET ASSETS:
    Beginning of period                        125,636          88,543
                                          -----------------------------
    End of period                         $    154,926    $    125,636
                                          -----------------------------
    Accumulated undistributed net
      investment income at
      end of period                       $        273    $        887
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                         1,316           2,332
    Issued on reinvestment of dividends
      and distributions                            812             238
    Redeemed                                      (741)         (1,077)
                                          -----------------------------
    Net increase in shares outstanding           1,387           1,493
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                   February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          Equity Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman NYCDC Socially Responsive Trust (the "Fund") is a separate operating series of Neuberger&Berman Equity Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Neuberger&Berman Socially Responsive Portfolio of Equity Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (76.39% at February 28, 1997). The Fund was created as an investment vehicle for participants in the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued by Equity Managers Trust as indicated in the notes following the Portfolio's Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. Dividends and distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period. At February 28, 1997, the unamortized balance of such expenses amounted to $19,461.
6) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of March 11, 1994. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.05% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio).
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses and its pro rata share of the Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.60% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended February 28, 1997, such excess expenses amounted to $128,258.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New

York Stock Exchange and sub-adviser to the Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $223, which is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended February 28, 1997, additions and reductions in the Fund's investment in the Portfolio amounted to $13,182,058 and $4,397,750, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent accountants. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          NYCDC Socially Responsive Trust
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                                                    For the
                                              For the                             Period from
                                          Six Months Ended     For the Year        March 14,
                                            February 28,           Ended            1994(1)
                                                1997            August 31,       to August 31,
                                            (UNAUDITED)       1996      1995          1994
                                          -----------------------------------------------------
Net Asset Value, Beginning of Period           $14.42        $ 12.27   $ 10.43       $10.20
                                          -----------------------------------------------------
Income From Investment Operations
    Net Investment Income                         .09            .14       .13          .06
    Net Gains or Losses on Securities
     (both realized and unrealized)              2.18           2.44      1.82          .17
                                          -----------------------------------------------------
      Total From Investment Operations           2.27           2.58      1.95          .23
                                          -----------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                     (.16)          (.12)     (.11)          --
    Distributions (from capital gains)          (1.19)          (.31)       --           --
                                          -----------------------------------------------------
      Total Distributions                       (1.35)          (.43)     (.11)          --
                                          -----------------------------------------------------
Net Asset Value, End of Period                 $15.34        $ 14.42   $ 12.27       $10.43
                                          -----------------------------------------------------
Total Return(2)                                +15.96%(3)     +21.27%   +18.95%       +2.26%(3)
                                          -----------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                 $154.9        $ 125.6   $  88.5       $ 68.6
                                          -----------------------------------------------------
    Ratio of Expenses to Average Net
     Assets(4)                                    .60%(5)        .60%      .60%         .60%(5)
                                          -----------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(4)                       1.18%(5)       1.06%     1.26%        1.42%(5)
                                          -----------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                   February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust
1) The date investment operations commenced.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                                              For the
                                                     For the              For the           Period from
                                                 Six Months Ended        Year Ended        March 14, 1994
                                                   February 28,          August 31,        to August 31,
                                                       1997           1996       1995           1994
---------------------------------------------------------------------------------------------------------
Expenses                                                .78%          .80%        .85%           .84%
                                                 --------------------------------------------------------

Net Investment Income                                  1.00%          .86%       1.01%          1.18%
                                                 --------------------------------------------------------

5) Annualized.

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                   February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Intel Corp.                                     2.7%
 2.  ReliaStar Financial                             2.4%
 3.  Warner-Lambert                                  2.3%
 4.  National City                                   2.2%
 5.  Travelers Group                                 2.1%
 6.  A.G. Edwards                                    2.1%
 7.  Hewlett-Packard                                 2.1%
 8.  CoreStates Financial                            2.1%
 9.  Morton International                            2.0%
10.  Equitable Cos.                                  2.0%

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  -------------
COMMON STOCKS (96.0%)
AGRICULTURE (1.1%)
    83,500  Mycogen Corp.                   $     2,181
                                            -------------
AUTOMOTIVE (2.0%)
   103,000  Borg-Warner Automotive                4,068
                                            -------------
BANKING (10.1%)
    32,000  CITICORP                              3,736
    80,007  CoreStates Financial                  4,211
   230,000  Dime Bancorp                          4,025
    70,000  Mercantile Bancorporation             4,051
    90,000  National City                         4,545
                                            -------------
                                                 20,568
                                            -------------
BUSINESS SERVICES (3.4%)
   120,000  Dun & Bradstreet                      2,940
   130,000  John H. Harland                       3,932
                                            -------------
                                                  6,872
                                            -------------
CHEMICALS (8.1%)
    45,000  Air Products & Chemicals              3,336
   110,000  Dexter Corp.                          3,245

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  -------------
    60,000  Minerals Technologies             $   2,272
   100,000  Morton International                  4,125
    50,000  Perkin-Elmer                          3,550
                                            -------------
                                                 16,528
                                            -------------
COMMUNICATIONS (1.0%)
   141,700  Matav-Cable Systems Media ADR         2,037
                                            -------------
CONSUMER GOODS & SERVICES (5.0%)
    30,000  Kimberly-Clark                        3,180
    29,400  Procter & Gamble                      3,532
   100,000  Viacom Inc. Class B                   3,525
                                            -------------
                                                 10,237
                                            -------------
DIVERSIFIED (1.7%)
    60,000  Tyco International                    3,540
                                            -------------
ENERGY (1.5%)
    80,000  Noble Affiliates                      3,120
                                            -------------
FINANCIAL SERVICES (7.9%)
   120,000  A.G. Edwards                          4,260
    20,000  ADVANTA Corp. Class A                   828
    64,000  ADVANTA Corp. Class B                 2,568
   100,000  Fannie Mae                            4,000
    80,000  Travelers Group                       4,290
                                            -------------
                                                 15,946
                                            -------------
FOOD & BEVERAGE (3.7%)
    85,200  McDonald's Corp.                      3,685
   160,000  Whitman Corp.                         3,760
                                            -------------
                                                  7,445
                                            -------------
FURNISHINGS (1.8%)
   100,000  Leggett & Platt                       3,587
                                            -------------
HEALTH CARE (7.4%)
    70,000  Johnson & Johnson                     4,034
    50,000  McKesson Corp.                        3,312

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                   February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

          Socially Responsive Portfolio (Cont'd)

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  -------------
    40,000  SmithKline Beecham ADR            $   2,970
    55,000  Warner-Lambert                        4,620
                                            -------------
                                                 14,936
                                            -------------
INDUSTRIAL & COMMERCIAL PRODUCTS (1.7%)
    40,000  Raychem Corp.                         3,405
                                            -------------
INSURANCE (7.8%)
   102,600  Allmerica Property & Casualty         3,219
    60,000  Chubb Corp.                           3,517
   130,000  Equitable Cos.                        4,079
    80,000  ReliaStar Financial                   4,960
                                            -------------
                                                 15,775
                                            -------------
OIL & GAS (3.9%)
   100,000  ENSERCH Corp.                         2,100
   200,000  Enserch Exploration                   1,925
    80,000  Louisiana Land & Exploration          3,820
                                            -------------
                                                  7,845
                                            -------------
OIL SERVICES (1.0%)
    50,000  Tidewater Inc.                        2,150
                                            -------------
PAPER & FOREST PRODUCTS (1.4%)
    50,000  Mead Corp.                            2,912
                                            -------------
RAILROADS (1.8%)
   104,600  Illinois Central                      3,596
                                            -------------
RECYCLING (1.2%)
   150,000  IMCO Recycling                        2,363
                                            -------------
RETAIL STORES (1.6%)
    90,000  Nordstrom, Inc.                       3,308
                                            -------------
RETAILING (3.8%)
   145,000  Costco Cos.                           3,716
   150,000  Wal-Mart Stores                       3,956
                                            -------------
                                                  7,672
                                            -------------
TECHNOLOGY (8.2%)
    85,000  AMP, Inc.                             3,305
   120,000  Cabletron Systems                     3,600
                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  -------------
    76,000  Hewlett-Packard                   $   4,256
    38,000  Intel Corp.                           5,391
                                            -------------
                                                 16,552
                                            -------------
TELECOMMUNICATIONS (7.3%)
    70,000  AT&T Corp.                            2,791
   167,500  Jones Intercable Inc. Class A         1,612
   250,000  Metromedia International Group        2,485
    52,000  Southern New England
             Telecommunications                   1,885
    50,000  Telephone & Data Systems              2,000
   150,000  WorldCom Inc.                         3,994
                                            -------------
                                                 14,767
                                            -------------
UTILITIES (1.6%)
   115,000  Brooklyn Union Gas                    3,277
                                            -------------
            TOTAL COMMON STOCKS (COST
             $149,589)                          194,687
                                            -------------
Principal
  Amount
----------
U.S. TREASURY SECURITIES (5.4%)
$10,985,000 U.S. Treasury Bills, 4.87% -
             5.02%, due 3/6/97 - 4/24/97
              (COST $10,933)                     10,933(2)
                                            -------------
            TOTAL INVESTMENTS (101.4%)
             (COST $160,522)                    205,620(3)
            Liabilities, less cash,
             receivables and other assets
             [(1.4%)]                            (2,904)
                                            -------------
            TOTAL NET ASSETS (100.0%)         $ 202,716
                                            -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger&Berman                                   February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          Socially Responsive Portfolio
1) Investment securities of the Portfolio are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Portfolio values all other securities by a method that the trustees of Equity Managers Trust believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At cost, which approximates market value.
3) The cost of investments for Federal income tax purposes was $160,550,000. At February 28, 1997, gross unrealized appreciation of investments was $48,652,000 and gross unrealized depreciation of investments was $3,582,000, resulting in net unrealized appreciation of $45,070,000, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                     February 28,
                                                         1997
(000'S OMITTED)                                      (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $     205,620
      Cash                                                      1
      Dividends receivable                                    224
      Deferred organization costs (Note A)                     14
      Prepaid expenses                                          2
                                                    --------------
                                                          205,861
                                                    --------------
LIABILITIES
      Payable for collateral on securities loaned
        (Note A)                                            2,200
      Payable for securities purchased                        827
      Payable to investment manager (Note B)                   85
      Accrued expenses                                         33
                                                    --------------
                                                            3,145
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     202,716
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $     157,618
      Net unrealized appreciation in value of
        investment securities                              45,098
                                                    --------------
NET ASSETS                                          $     202,716
                                                    --------------
*Cost of investments                                $     160,522
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                    February 28,
                                                        1997
(000'S OMITTED)                                     (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $     1,358
      Interest income                                       252
      Foreign taxes withheld (Note A)                        (2)
                                                    ------------
        Total income                                      1,608
                                                    ------------
    Expenses:
      Investment management fee (Note B)                    497
      Custodian fees (Note B)                                42
      Auditing fees                                          10
      Legal fees                                             10
      Accounting fees                                         5
      Trustees' fees and expenses                             4
      Amortization of deferred organization and
        initial offering expenses (Note A)                    3
      Insurance expense                                       2
                                                    ------------
        Total expenses                                      573
                                                    ------------
        Net investment income                             1,035
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
      sold                                                3,304
    Change in net unrealized appreciation of
      investment securities                              21,855
                                                    ------------
        Net gain on investments                          25,159
                                                    ------------
        Net increase in net assets resulting from
          operations                                $    26,194
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                             For the
                                           Six Months        For the
                                              Ended           Year
                                          February 28,        Ended
                                              1997         August 31,
(000'S OMITTED)                            (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      1,035    $      1,307
    Net realized gain on investments             3,304          11,385
    Change in net unrealized
      appreciation of investments               21,855           9,035
                                          -----------------------------
    Net increase in net assets resulting
      from operations                           26,194          21,727
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   23,082          45,974
    Reductions                                  (5,045)         (5,963)
                                          -----------------------------
    Net increase in net assets resulting
      from transactions in
      investors' beneficial interests           18,037          40,011
                                          -----------------------------
NET INCREASE IN NET ASSETS                      44,231          61,738
NET ASSETS:
    Beginning of period                        158,485          96,747
                                          -----------------------------
    End of period                         $    202,716    $    158,485
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          Equity Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Socially Responsive Portfolio (the "Portfolio") is a separate operating series of Equity Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income, accretion of original issue discount, where applicable, and accretion of discount on short-term investments is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represents amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five-year period. At February 28, 1997, the unamortized balance of such expenses amounted to $13,745.
7) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
8) SECURITY LENDING: Portfolio securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclosure against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Portfolio makes security loans. The Portfolio will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of their investors from qualifying as a regulated investment company. Portfolio securities loans to Neuberger&Berman, LLC ("Neuberger"), the Portfolio's principal broker and sub-adviser, are made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Portfolio receives cash as collateral against the lent securities, which must be maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Portfolio receives income earned on the lent securities and a portion on the income earned on the cash collateral. During the six months ended February 28, 1997, the Portfolio lent securities to Neuberger. At February 28, 1997, cash collateral received by the Portfolio was equal to or in excess of 100% of the market value of the loaned securities.
9) REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Portfolio to obtain those securities in the event of a default under the repurchase agreement. The Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains Management as its investment manager under a Management Agreement dated as of March 11, 1994. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees was a reduction of $287, which is less than .01% of the Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended February 28, 1997, there were purchase and sale transactions (excluding short-term securities) of $60,285,463 and $40,655,492, respectively.
   During the six months ended February 28, 1997, brokerage commissions on securities transactions amounted to $134,333, of which Neuberger received $101,505, and other brokers received $32,828.
   In addition, Neuberger's share of the total interest income earned for the six months ended February 28, 1997 from the collateralization of securities loaned to or through Neuberger was $11,117.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Portfolio without audit by independent accountants. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                              For the
                                            Six Months
                                               Ended                                     For the
                                             February                                  Period from
                                                28,         For the Year Ended      March 14, 1994(1)
                                               1997             August 31,            to August 31,
                                            (UNAUDITED)       1996        1995            1994
                                            ---------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                      .63%(2)        .65%       .68%            .69%(2)
                                            ---------------------------------------------------------
    Net Investment Income                        1.15%(2)       1.02%      1.18%           1.33%(2)
                                            ---------------------------------------------------------
Portfolio Turnover Rate                            23%            53%        58%             14%
                                            ---------------------------------------------------------
Average Commission Rate Paid                  $0.0575        $0.0587         --              --
                                            ---------------------------------------------------------
Net Assets, End of Period (in millions)        $202.7         $158.5      $96.7           $70.7
                                            ---------------------------------------------------------

1) The date investment operations commenced.

2) Annualized.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Deferred Compensation Plan of the
City of New York and Related Agencies
and Instrumentalities
40 Rector Street 3rd Floor
New York, NY 10006
212-306-7760

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

Neuberger&Berman Management Inc. & Neuberger&Berman NYCDC Socially Responsive Trust are service marks of Neuberger&Berman Management Inc.
-C- 1997 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Lawrence Zicklin
 PRESIDENT AND TRUSTEE
Faith Colish
 TRUSTEE
Donald M. Cox
 TRUSTEE
Alan R. Gruber
 TRUSTEE
Howard A. Mileaf
 TRUSTEE
Edward I. O'Brien
 TRUSTEE
John T. Patterson, Jr.
 TRUSTEE
John P. Rosenthal
 TRUSTEE
Cornelius T. Ryan
 TRUSTEE
Gustave H. Shubert
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

NEUBERGER&BERMAN MANAGEMENT INC.-Registered Trademark-
        605 THIRD AVENUE 2ND FLOOR
        NEW YORK, NY 10158-0180
        SHAREHOLDER SERVICES
        800.877.9700
        INSTITUTIONAL SERVICES
        800.366.6264


        Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

        [RECYCLE SYMBOL] PRINTED ON RECYCLED PAPER        NBESAR050297